Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations and Non-Cancellable Operating Leases	Future minimum purchase obligations as of December 31, 2019 were as follows (in millions):

2020	$86.3
2021	3.3
2022	0.2
2023	0.2
2024	0.2
Thereafter	—
Total obligations	$90.2